25. Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Components of other income and other expenses
	2019	2018
Income
Income from investment in CFS Partners	$588,696	$514,485

Expenses
Outsourcing expense	$428,668	$480,563
Service contracts - administration	539,510	512,902
Marketing	450,533	552,617
State deposit tax	669,502	633,185
ATM fees	434,270	412,813